Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debentures Deferred Financing Costs

Debenture financing costs for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Accretion of debt discount	$(25,175)	$(41,737)
Financing costs	(1,746)	(4,195)
Foreign exchange loss on debenture	(4,217)	—
Extinguishment of conversion feature	—	66,679

	$(31,138)	$20,747